Note 8 - Segment Information, Key Financial Highlights by Reportable Segments (Q2) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											6 Months Ended				12 Months Ended
	Sep. 30, 2014		Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013		Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014		Sep. 30, 2013		Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Net sales	$ 4,110		$ 4,981	$ 4,507	$ 3,968		$ 3,652	$ 4,200	$ 3,952	$ 3,739	$ 3,396	$ 7,862		$ 7,620		$ 17,108	$ 15,287
Gross profit	1,258		845	1,378	1,195		1,080	1,227	1,132	1,070	913	2,407		2,275		4,498	4,342
Operating loss	(1,441)				(1,283)							(3,319)		(3,672)		(7,444)	(8,477)
Debt cost expense	(106)				(44)							(189)		(85)		(43)	(272)
Depreciation and amortization	152				173							318		362		695	795
Stock-based compensation expense	195				(227)							349		328		694	1,469
Expenditures for fixed assets	(8)				46							17		46		53	95
As of September 30, 2014
Total assets	10,049		10,833		10,733			11,377				10,049		10,733		10,833	11,377
Medical [Member]
Segment Reporting Information [Line Items]
Net sales	3,267				3,399							6,327		6,428		14,133	11,630
Gross profit	1,023				981							1,921		1,774		3,469	3,102
Operating loss	(1,435)				(1,345)							(3,273)		(3,732)		(7,435)	(8,381)
Debt cost expense	(106)				(44)							(189)		(85)
Depreciation and amortization	151				170							314		355		684	772
Stock-based compensation expense	186				(221)							328		309
Expenditures for fixed assets	(8)				46							17		46		53	95
As of September 30, 2014
Total assets	10,542		11,243		11,240			11,833				10,542		11,240		11,243	11,833
Industrial [Member]
Segment Reporting Information [Line Items]
Net sales	843				569							1,535		1,192		2,975	3,657
Gross profit	235				214							486		501		1,029	1,240
Operating loss	(6)				62							(46)		60		(9)	(96)
Debt cost expense	0				0							0		0
Depreciation and amortization	1				3							4		7		11	23
Stock-based compensation expense	9				(6)							21		19
Expenditures for fixed assets	0				0							0		0
As of September 30, 2014
Total assets	1,865		1,775		1,333			1,466				1,865		1,333		1,775	1,466
Adjustments [Member]
Segment Reporting Information [Line Items]
Net sales		[1]				[1]							[1]		[1]
Gross profit		[1]				[1]							[1]		[1]
Operating loss		[1]				[1]							[1]		[1]
Debt cost expense		[1]				[1]							[1]		[1]
Depreciation and amortization		[1]				[1]							[1]		[1]
Stock-based compensation expense		[1]				[1]							[1]		[1]
Expenditures for fixed assets		[1]				[1]							[1]		[1]
As of September 30, 2014
Total assets	$ (2,358)	[1]	$ (2,185)		$ (1,840)	[1]		$ (1,922)				$ (2,358)	[1]	$ (1,840)	[1]	$ (2,185)	$ (1,922)

[1]	Adjustments